INVESTMENT ADVISER, ADMINISTRATOR AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        FIRST SECURITY INVESTMENT
          MANAGEMENT, INC.
        61 South Main Street
        Salt Lake City, Utah  84111

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Philip E. Albrecht
        Gary C. Cornia
        William L. Ensign
        D. George Harris
        Diana P. Herrmann
        Anne J. Mills
        R. Thayne Robson

OFFICERS
        Lacy B. Herrmann, President
        Jerry G. McGrew, Senior Vice President
        Kimball L. Young, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG PEAT MARWICK LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

DECEMBER 31, 1997

AQUILA

[Logo of Aquila Group of Funds: an eagle's head]

TAX-FREE FUND FOR
UTAH

A tax-free income investment

[Logo of Tax-Free Fund For Utah: a rectangle containing dessert boulders with a sun rising behind it]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund For Utah: a rectangle containing dessert boulders with a sun rising behind it]

TAX-FREE FUND FOR UTAH
SEMI-ANNUAL REPORT
"QUALITY FOSTERS PEACE OF MIND"

                                                           February 20, 1998

Dear Investor:

            Recently, there has been a lot of news about the Far East and the problems that a number of countries in that area are experiencing. These problems have included some failures of major financial corporations in Japan, South Korea, Indonesia, Hong Kong, and various other countries. Also, there have been major deterioration changes in the currencies of these countries as they relate to U.S. dollars.

            It is hard to believe the magnitude of recent currency depreciation that has taken place in various countries vs. the U.S. dollar. The currency deteriorations against the U.S. dollar have ranged from 10% to well over 70% with various countries around the world. While we may have some problems in our own country, these are very substantially less than those of other countries.

            What has occurred as a result of the problems of these countries is a flight to quality. In comparison to various economies and currencies of the Far East, as well as other countries in the world, the U.S. economy, securities markets and currency stand out as a beacon of quality.

            Quality has also been one of the trademarks of Tax-Free Fund For Utah from the inception of the fund. It has been our strong belief that you can sleep much better at night by having high quality issues in the fund in which you invest. Indeed, presently, the portfolio of Tax-Free Fund For Utah consists of 68.33% of tax-exempt securities having a AAA rating, and 22.16% of securities having a AA rating. Thus, 90.49% of the Fund's overall portfolio is rated as AA or AAA. These are the two highest quality securities you can possibly own.

            Just as important for you to know, in the portfolio management of the fund, separate credit analysis is done by the portfolio adviser to confirm that such top-quality assessment of the individual securities is justified. In other words, we do not merely rely upon the judgment of rating agencies, but rather independently verify the credit quality of each security.

            Why do we structure the portfolio this way? Primarily, so that you can feel comfortable with your investment in Tax-Free Fund For Utah in terms of knowing that that portion of your savings possesses a high level of capital preservation.

            PATTERN OF PRICING OF SHARE VALUE

            When you look at the pricing of share value of Tax-Free Fund For Utah, you will note that it presents a high level of share price consistency. This is in stark contrast to the currency deterioration and volatility of currency and securities markets that is taking place around the world. The chart below shows you that consistency for every year since the Fund began.

[Graphic of bar chart with the following information:]

SHARE NET ASSET VALUE
In Dollars

 7/31/92           9.60
12/31/92           9.57
 6/30/93          10.00
12/31/93          10.14
 6/30/94           9.32
12/31/94           8.95
 6/30/95           9.59
12/31/95          10.05
 6/30/96           9.67
12/31/96           9.92
 6/30/97           9.94
12/31/97          10.22


            OTHER STEPS TAKEN TO PROTECT YOUR MONEY

            As we have pointed out in previous reports to you, we have also consistently sought to diversify the holdings of municipal bonds in the portfolio so that no one segment could hurt the overall value of your money in the remote event a problem occurred. As a result, it is worth pointing out that the portfolio of securities presently consists of 58 issues spread over a variety of categories. This diversification is illustrated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY PROJECT

Industrial Development             1.35%
Higher Education                   5.55%
Utilities                         12.22%
Water and Sewer                   12.68%
Pollution Control                  1.27%
Leases                            19.73%
Single Family Mortgages            5.69%
Transportation                     7.86%
School Districts                  28.41%
Other                              5.24%

            We also ensure that the maturity of the portfolio is spread out over various time periods, with the average portfolio maturity being 14 years, as is indicated in the pie chart below.


[Graphic of pie chart with the following information:]

PORTFOLIO DISTRIBUTION BY MATURITY
(in Years)

0 - 10                 12.93%
11 - 15                52.06%
16 - 20 Years          20.48%
Over 20 Years          14.53%


            Altogether then, when you consider the quality, diversification, and maturity of the portfolio, what we have consistently tried to do for you is to provide you with the means by which you can have "PEACE OF MIND" with your investment in Tax-Free Fund For Utah.

            WORKING IN YOUR INTEREST

            You can be assured that all those associated with the management of your investment will consistently work in your investment interest. We very much value you as a shareholder and appreciate the confidence you have shown in Tax-Free Fund For Utah.

                                                 Sincerely,
                                                 /s/ Lacy B. Herrmann
                                                 Lacy B. Herrmann
                                                 President and Chairman
                                                   of the Board of Trustees

TAX-FREE FUND FOR UTAH
STATEMENT OF INVESTMENTS
DECEMBER 31, 1997 (UNAUDITED)

                                                                      Rating
    Face                                                             Moody's/
   Amount         General Obligation Bonds (30.5%)                     S&P              Value
                  City and County General Obligation Bonds (3.6%)
$    125,000      Blanding City, Utah, San Juan County, Natural Gas
                     Project G.O.,  Series 1994, 5.800% 07/15/13       Baa/NR    $     129,375
     225,000      Provo City Utah Housing Authority
                     Multi-Family Revenue, 5.800%, 07/20/22            Aaa/NR          231,750
     290,000      Sandy City, Utah Refunding Public
                     Building G.O., 6.700%, 12/15/10                   Aa/NR           316,100
     100,000      Salt Lake City, Utah G.O., 6.375%, 06/15/11          Aaa/NR          106,375
     300,000      Weber County, Utah Unlimited Tax G.O.,
                     FGIC Insured, 5.625%, 1/15/11                    Aaa/AAA          313,500
                                                                                     1,097,100

                   School District General Obligation Bonds (26.4%)
     535,000      Beaver County, Utah School District G.O., Series
                     1994, AMBAC Insured, 5.200%, 12/15/12            Aaa/AAA          547,038
     510,000      Cache County, Utah School District G.O.,
                     Series A, AMBAC Insured, 5.750%, 06/15/08        Aaa/AAA          543,150
     700,000      Cache County, Utah School District G.O.,
                     Series A, AMBAC Insured, 5.80%, 06/15/09         Aaa/AAA          743,750
   1,000,000      Cache County, Utah School District G.O.,
                     Series A, AMBAC Insured, 5.900%, 06/15/13        Aaa/AAA        1,055,000
     595,000      Carbon County, Utah School District G.O.,
                     Series 1993, MBIA Insured, 5.450%, 06/15/10      Aaa/AAA          616,569
   1,000,000      Davis County, Utah School District G.O.,
                     MBIA Insured, 5.850%, 06/01/09                   Aaa/AAA        1,076,250
     500,000      Jordan, Utah School District G.O.,
                     5.900%, 06/15/04                                  Aa/NR           538,750
     665,000      Jordan, Utah School District G.O.,
                     6.000%, 06/15/05                                  Aa3/NR          721,525
     235,000      Jordan, Utah School District G.O.,
                     6.100%, 06/15/07                                  Aa3/NR          254,387
   1,000,000      Nebo County, Utah School District
                     G.O, FGIC Insured, 5.750%, 06/15/11              Aaa/AAA        1,057,500
     770,000      Nebo County, Utah School District ,
                     FGIC Insured, 6.00%, 06/15/18                    Aaa/AAA          827,750
                                                                                     7,981,669

                  Recreational Facilities General Obligation
                    Bonds (.5%)
     150,000      West Bountiful City, Utah Golf Course G.O,
                    6.350%, 09/01/13                                  Baa/NR          161,062
                    Total General Obligation Bonds                                  9,239,831

                  REVENUE BONDS (65.5%)
                  Education Revenue Bonds (6.4%)
     275,000      Salt Lake County Utah, Westminster
                     College Revenue  5.700%, 10/01/17                Aaa/AAA          282,562
     250,000      Salt Lake County Utah, Westminster
                     College Revenue                                  Aaa/AAA          257,500
     200,000      University of Utah Revenue Refunding,
                     (Biology Research Facilities),
                     MBIA Insured, 5.500%, 04/01/11                   Aaa/AAA          211,250
     500,000      Utah State Board of Regents, Utah State
                     University Revenue Refunding
                     Student Building Fees, Series 1994B,
                     MBIA Insured, 5.750%, 12/01/07                   Aaa/AAA          538,125
     300,000      Utah State University Agricultural Education
                      Facilities, MBIA Insured, 6.150%, 12/01/14      Aaa/AAA          325,125
     300,000      Weber County, Utah School District,
                     MBIA Insured, 6.000%, 06/15/07                   Aaa/AAA          317,250
                                                                                     1,931,812

                  Hospital Revenue Bonds (0.9%)
     250,000      Salt Lake City, Utah Hospital Revenue,
                     Intermountain Health Care, 8.000%, 05/15/07       NR/AAA          272,812

                  Industrial Development Revenue Bonds (1.3%)
     120,000      Salt Lake County, Utah Industrial
                     Development, Plaza 5400, 6.200%, 09/01/12         NR/AAA          126,750
     250,000      Sandy City, Utah Industrial Development, H
                     Shirl Wright Project, 6.125%, 08/01/16            NR/AAA          265,000
                                                                                       391,750

                  Lease Revenue Bonds (19.0%)
     600,000      Layton City, Utah Municipal Building
                     Authority, MBIA Insured, 5.700%, 08/15/08        Aaa/AAA          633,750
     200,000      Ogden City, Utah Municipal Building
                     Authority, Series 1992, 6.800%, 12/15/08          NR/NR*          211,750
     200,000      Ogden City, Utah Municipal Building
                     Authority, Series 1992, 7.000%, 12/15/12          NR/NR*          210,750
     600,000      Salt Lake City, Utah Municipal Building
                     Authority, Series 1993A, 5.750%, 10/15/08         A1/A+           639,750
   1,000,000      Salt Lake City, Utah Municipal
                     Building  Authority,  6.000%, 10/15/14            A1/A+         1,057,500
   1,000,000      Salt Lake County, Utah Municipal Building
                     Authority, Series 1994A, MBIA Insured
                     6.050%, 10/01/08                                 Aaa/AAA        1,096,250
     475,000      Utah Municipal Building  Authority, Logan
                     Municipal Building, Series 1993, 5.900%,
                     04/01/11                                           A/NR           494,594
     685,000      Utah State Building Ownership Authority,
                     Series A, 5.750%, 08/15/07                        Aa/AA           717,538
     350,000      Utah State Building Ownership Authority,
                     5.750%, 08/15/08                                  Aa/AA           365,750
     315,000      West Valley City, Utah Municipal Building
                     Authority, Series 1993, MBIA Insured,
                     6.000%, 01/15/10                                 Aaa/AAA          335,081
                                                                                     5,762,713

                  Mortgage Revenue Bonds (5.5%)
     230,000      Utah State Housing Finance Agency, Single
                     Family  Housing Mortgage
                     Series E-1, 5.850%, 07/01/13                      Aa/NR           240,350
     150,000      Utah State Housing Finance Agency, Single
                     Family Housing Mortgage Revenue,
                     Series 1994B, 6.200%, 07/01/06                    A1/A+           159,938
     710,000      Utah State Housing Finance Agency, Single
                     Family Housing Mortgage Revenue,
                     Series E-1, 6.600%, 07/01/11                      NR/AA           762,362
     475,000      Utah State Housing Finance Agency,
                     Single Family Housing Mortgage
                     Revenue, Series 1994C, 6.350%, 07/01/11           Aa/NR           509,438
                                                                                     1,672,088

                  Pollution Control Revenue Bonds (1.3%)
     350,000      Box Elder County Pollution Control Revenue,
                     Nucor Corporation Project, 6.900%, 05/15/17       NR/AA-          385,875

                  Transportation Revenue Bonds (7.5%)
     875,000      Salt Lake City, Utah Airport Revenue,
                     FGIC Insured, Series B, 5.875%, 12/01/12         Aaa/AAA          938,438
     285,000      Salt Lake City, Utah Airport Revenue,
                     FGIC Insured, Series B, 5.875%, 12/01/18         Aaa/AAA          300,675
   1,000,000      Utah Transit Authority Sis Tx
                     FSA Insured, 5.375%, 6/15/22                     Aaa/AAA        1,015,000
                                                                                     2,254,113

                  Water and Sewer Revenue Bonds (12.2%)
     270,000      St. George, Utah Sewer Revenue, AMBAC
                     Insured, 5.500%, 06/15/07                        Aaa/AAA          283,500
     300,000      St. George, Utah Water Revenue,
                     FGIC Insured, 5.375%, 06/01/16                   Aaa/AAA          302,250
     500,000      Salt Lake City, Utah Water And Sewer Revenue,
                      AMBAC Insured, 5.750%, 02/01/13                 Aaa/AAA          526,250
     525,000      Salt Lake City, Utah Water And Sewer
                     Revenue, AMBAC Insured, 6.00%, 02/01/10          Aaa/AAA          570,937
     300,000      Salt Lake County, Utah Water & Sewer Revenue
                     AMBAC Insured, 5.100%, 10/01/08                  Aaa/AAA          308,250
     290,000      Salt Lake County Utah Conservancy
                     District Revenue, Series A
                     AMBAC Insured, 5.350%, 10/01/18                  Aaa/AAA          292,537
     800,000      Timpanogos, Utah Water & Sewer Revenue, Series A
                     AMBAC Insured, 6.00%, 06/01/16                   Aaa/AAA          864,000
     200,000      Timpanogos, Utah Water & Sewer Revenue. Series A
                     AMBAC Insured, 5.90%, 06/01/11                   Aaa/AAA          216,500
     300,000      White City Water Improvement District, Utah Water
                     Revenue AMBAC Insured, 5.90%, 02/01/22            NR/AAA          318,375
                                                                                     3,682,599

                  Utility Revenue Bonds (11.4%)
     790,000      Utah Association Municipal Power
                     Systems Revenue, 5.250%, 12/01/09                 NR/A-           813,700
     350,000      Utah Association Municipal Power Systems
                     Revenue, AMBAC Insured, 5.500%, 12/01/13         Aaa/AAA          361,375
     695,000      Utah State Municipal Power Agency,
                     Electric Systems Revenue, FGIC Insured,
                     5.500%, 07/01/10                                 Aaa/AAA          728,882
     650,000      Utah State Municipal Power
                     Agency, Electric Systems Revenue,
                     FGIC Insured, 5.500%, 07/01/11                   Aaa/AAA          680,062
     875,000      Utah State Municipal Power Agency, Electric
                     Systems Revenue, FGIC Insured, 5.250%,
                     07/01/18                                         Aaa/AAA          875,000
                                                                                     3,459,019

                   Total Revenue Bonds                                              19,812,781
                   Total Investments  (cost $27,441,298**)   96.0%                  29,052,613
                   Other assets in excess of liabilities      4.0                    1,218,104
                   Net Assets                               100.0%                $ 30,270,717

                 (*)  Any security not rated has been determined by
                      the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service
                 (**) Cost for Federal income tax purposes is identical.


See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997 (UNAUDITED)

ASSETS
 Investments at value (identified cost $27,441,298)             $  29,052,613
 Cash                                                                 783,834
 Interest receivable                                                  347,121
 Receivable for investment securities sold                            120,000
 Due from Administrator for reimbursement of expenses (note 3)         13,156
 Other assets                                                              88
 Total assets                                                      30,316,812

LIABILITIES
 Distribution fees payable                                             16,024
 Dividends payable                                                     21,321
 Management fees payable                                                1,531
 Accrued expenses                                                       7,219
 Total liabilities                                                     46,095

NET ASSETS                                                      $  30,270,717

 Net Assets consist of:
 Capital Stock - Authorized an unlimited number of shares,
   par value $.01 per share                                     $      29,606
 Additional paid-in capital                                        29,085,219
 Accumulated net realized loss on investments                        (455,423)
 Net unrealized appreciation on investments                         1,611,315
                                                                $  30,270,717

CLASS A
 Net Assets                                                     $  29,415,745
 Capital shares outstanding                                         2,876,944
 Net asset value and redemption price per share                 $       10.22
 Offering price per share (100/96 of $10.22 adjusted to
   nearest cent)                                                $       10.65

CLASS C
 Net Assets                                                     $     854,856
 Capital shares outstanding                                            83,674
 Net asset value and offering price per share                   $       10.22
 Redemption price per share (*generally, a charge of 1% is
   imposed on the proceeds of shares redeemed during the
   first 12 months after purchase)                              $       10.22*

CLASS Y
 Net Assets                                                     $         116
 Capital shares outstanding                                                11
 Net asset value, offering and redemption price per share       $       10.23


See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

INVESTMENT INCOME:
    Interest income                                                $  809,705

Expenses:
    Management fee (note 3)                            $   74,144
    Distribution and service fees (note 3)                 30,968
    Transfer and shareholder servicing agent fees          17,000
    Shareholders' reports and proxy statements             16,000
    Legal fees                                             16,000
    Trustees' fees and expenses                            14,000
    Audit and accounting fees                              10,000
    Custodian fees (note 7)                                 3,500
    Registration fees and dues                              3,000
    Insurance                                                 300
    Miscellaneous                                          10,835
                                                          195,747

    Management fee waived (note 3)                        (65,246)
    Reimbursement of expenses by Administrator (note 3)   (82,111)
    Expenses paid indirectly (note 7)                      (1,300)
      Net expenses                                                     47,090
      Net investment income                                           762,615

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from securities transactions         66,461
    Change in unrealized appreciation on investments      765,424

    Net realized and unrealized gain on investments                   831,885
    Net increase in net assets resulting from
      operations                                                   $1,594,500

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                            Six Months Ended     Year Ended
                                             Dec. 31, 1997      June 30, 1997
OPERATIONS:
 Net investment income                       $     762,615      $   1,564,340
 Net realized gain from securities
   transactions                                     66,461                870
 Change in unrealized appreciation on
   investments                                     765,424            636,155
   Change in net assets from operations          1,594,500          2,201,365

DISTRIBUTIONS TO SHAREHOLDERS (note 6):
 Class A Shares:
 Net investment income                           (762,175)        (1,580,556)
 Distributions in excess of net investment
   income                                            -                  -
 Net realized gain on investments                    -                  -

 Class C Shares:
 Net investment income                             (6,499)              (670)
 Distributions in excess of net investment
   income                                            -                  -
 Net realized gain on investments                    -                  -

 Class Y Shares:
 Net investment income                               (313)              (425)
 Distributions in excess of net investment
   income                                            -                  -
 Net realized gain on investments                    -                  -
   Change in net assets from distributions       (768,987)        (1,581,651)

CAPITAL SHARE TRANSACTIONS (note 8):
 Proceeds from shares sold                      2,356,278          3,500,104
 Reinvested dividends and distributions           452,025            927,229
 Cost of shares redeemed                       (2,515,443)        (4,775,558)
   Change in net assets from capital share
     transactions                                 292,860           (348,225)
   Change in net assets                         1,118,373            271,489

NET ASSETS:
 Beginning of period                           29,152,344         28,880,855
 End of period                              $  30,270,717      $  29,152,344

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

          Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers.
At December 31,1997, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments in the Fund and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

     In Fiscal 1997, the Fund began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Fund's net asset value or distribution policy and conforms to the amortization policy followed by the Fund for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a sub-advisor as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of any sub-advisor and all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

          First Security Investment Management, Inc. (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser.

Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets.

          On October 24,1997, the Mangement arrangements desribed above were approved by the Fund's shareholders and went into effect on October 31, 1997.
 From inception of the Fund to that date, Aquila Management Corporation and the First Security Investment Management Inc. had served as the Fund's Administrator and Investment Manager, respectively, pursuant to agreements with the Fund, for total fees at an annual rate of 0.50 of 1% of the Fund's net assets, the same fee as under the new arrangements.

          For the six months ended December 31, 1997, the Fund incurred fees for advisory and administrative services of $74,144 of which $65,246 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $82,111. Of this amount, $68,955 was paid prior to December 31, 1997 and the balance of $13,156 was paid in early January, 1998.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

          The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 1997, service fees on Class A Shares amounted to $29,270, of which the Distributor received $889.

          Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $1,274. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts.
These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 1997, amounted to $424. The total of these payments with respect to Class C Shares amounted to $1,698, of which the Distributor received $1,054.

          Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, Aquila Distributors, Inc. serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1997, the Distributor received sales commissions of $2,549.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1997, purchases of securities and proceeds from the sales of securities aggregated $1,738,021 and $2,410,320, respectively.

          At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,621,017 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $9,702, for a net unrealized appreciation of $1,611,315.

5. PORTFOLIO ORIENTATION

          Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

6. DISTRIBUTIONS

          The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

          The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. Also, annual capital gains distributions, if any, are taxable.

7. CUSTODIAN FEES

          The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended December 31, 1997, the Fund's custodian fees amounted to $3,500, of which $1,300 was offset by such credits. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

8. CAPITAL SHARE TRANSACTIONS

          Transactions in Capital Shares of the Fund were as follows:

                              Six Months Ended             Year Ended
                              December 31, 1997           June 30, 1997
                              Shares      Amount        Shares      Amount
CLASS A SHARES:
Proceeds from shares sold     154,580    $1,558,994     346,477    $3,420,264
Reinvested distributions       44,328       448,285      94,031       926,736
Cost of shares redeemed      (245,341)   (2,474,172)   (483,708)   (4,775,559)
  Net change                  (46,433)     (466,893)    (43,200)     (428,559)

CLASS C SHARES:
Proceeds from shares sold      79,194       797,283       4,061        39,841
Reinvested distributions          368         3,738          52           486
Cost of shares redeemed           (11)         (111)          -             -
  Net change                   79,551       800,910       4,113        40,327

CLASS Y SHARES:
Proceeds from shares sold          -              -       4,094        40,000
Reinvested distributions           -              3           1             7
Cost of shares redeemed        (4,094)      (41,160)          -             -
  Net change                   (4,094)      (41,157)      4,095        40,007

Total transactions in
  Fund shares                  29,024    $  292,860     (34,992)   $ (348,225)


TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS
(UNAUDITED)


For a share outstanding throughout each period

                                             Class A(1)
                        Six Months                                  Period(2)
                        Ended Dec.        Year ended December 31,   Ended June
                        31, 1997    1997     1996     1995    1994   30, 1993
Net Asset Value,
  Beginning of Period      $9.94    $9.74    $9.59    $9.32   $10.00    $9.60

Income from Investment
 Operations:
 Net investment income      0.26     0.52     0.54     0.55     0.55     0.50
 Net gain (loss) on
   securities (both
   realized and
   unrealized)              0.28     0.21     0.15     0.27   (0.65)     0.40
 Total from Investment
   Operations               0.54     0.73     0.69     0.82   (0.10)     0.90

Less Distributions
 (note 6):
 Dividends from net
   investment incom       (0.26)   (0.53)   (0.54)   (0.55)   (0.55)   (0.50)
 Distributions from
   capital gains            -        -        -        -      (0.03)     -
 Total Distributions      (0.26)   (0.53)   (0.54)   (0.55)   (0.58)   (0.50)

Net Asset Value, End
  of Period               $10.22    $9.94    $9.74    $9.59    $9.32   $10.00

Total Return (not
 reflecting sales
 charge)(%)                5.50#     7.72     7.17     9.09   (1.09)    9.67#

Ratios/Supplemental Data
 Net Assets, End of
   Period ($ thousands)   29,416   29,071   28,881   27,536   26,116   12,938
 Ratio of Expenses to
   Average Net Assets (%)  0.31*     0.27     0.19     0.08     0.03       0*
 Ratio of Net Investment
   Income to Average Net
   Assets (%)              5.16*     5.45     5.49     5.85     5.58    5.64*
 Portfolio Turnover Rate
   (%)                     6.01#     5.09    11.15    22.92    27.53   36.52#
Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
 Net Investment Income
   ($)                      0.21     0.42    0.43    0.43     0.40      0.27
 Ratio of Expenses to
   Average Net Assets (%)  1.31*     1.33    1.30    1.30     1.60      2.67*
 Ratio of Net Investment
   Income to Average Net
   Assets (%)              4.16*     4.39    4.37    4.63     4.00      2.97*

     (1) Designated as Class A Shares on May 21, 1996.
     (2) From July 24, 1992 (commencement of operations) to June 30,
         1993.
      #  Not annualized
      *  Annualized.


See accompanying notes to financial statements.


For a share outstanding throughout each period

                                Class C(1)               Class Y(1)
                          Six              Period    Six              Period
                          Months   Year    (2)       Months   Year    (2)
                          Ended    Ended   Ended     Ended    Ended   Ended
                          Dec.     June    June      Dec.     June    June
                          31,      30,     30,       31,      30,     30,
                          1997     1997    1996      1997     1997    1996
                                                                     <C.
Net Asset Value,
 Beginning of Period       $9.94    $9.74    $9.77    $9.94    $9.74    $9.77

Income from Investment
 Operations:
 Net investment income      0.21     0.44     0.05     0.27     0.61     0.06
 Net gain (loss) on
   securities (both
   realized and
   unrealized)              0.28     0.21   (0.03)     0.29     0.21   (0.03)
 Total from Investment
   Operations               0.49     0.65     0.02     0.56     0.82     0.03

Less Distributions
 (note 6):
 Dividends from net
   investment income      (0.21)   (0.45    (0.05)   (0.27)   (0.62)   (0.06)
 Distributions from
   capital gains             -        -        -        -        -        -
 Total Distributions      (0.21)   (0.45)   (0.05)   (0.27)   (0.62)   (0.06)
Net Asset Value, End
 of Period                $10.22    $9.94    $9.74   $10.23    $9.94    $9.74

Total Return (not
  reflecting sales
   charge) (%)             4.95#     6.80    0.20#    5.64#     8.69    0.29#

Ratios/Supplemental Data
 Net Assets, End of
   Period ($ thousands)      855       41      0.1      0.1       41      0.1
 Ratio of Expenses to
   Average Net Assets (%)   1.33*    1.07     0.14#    0.27*    0.07    0.03#
 Ratio of Net Investment
   Income to Average Net
   Assets (%)               3.89*    4.65     0.50#    5.13*    5.65    0.61#
 Portfolio Turnover Rate
   (%)                      6.01#    5.09    11.15#    6.01#    5.09   11.15#

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the expense offset in custodian fees for uninvested cash balances would have been:
 Net Investment Income
   ($)                       0.17    0.35      0.04     0.23    0.50    0.05
 Ratio of Expenses to
   Average Net Assets(%)     2.06*   2.13      0.23#    1.12*   1.13    0.11#
 Ratio of Net Investment
   Income to Average Net
   Assets (%)                3.16*   3.59      0.42#    4.28*   4.59    0.53#

     (1) New Class of Shares established on May 21, 1996.
     (2) From May 21, 1996 to June 30, 1996.
      #  Not annualized.
      *  Annualized.

See accompanying notes to financial statements.

REPORT ON THE ANNUAL MEETING OF SHAREHOLDERS (UNAUDITED)

            The Annual Meeting of Shareholders of the Tax-Free Fund For Utah (the "Fund") was held on October 24, 1997*. At the meeting, the following matters were submitted to a shareholder vote and approved:

(i) the election of Lacy B. Herrmann, Philip E. Albrecht, Gary C. Cornia, William L. Ensign, D. George Harris, Diana P. Herrmann, Anne J. Mills, and R. Thayne Robson, as Trustees to hold office until the next annual meeting of the Fund's shareholders or until his or her successor is duly elected (each Trustee received at least 21,944,520.045 affirmative votes (98.67%); no more than 296,602.051 votes (1.33%) were withheld for any Trustee).

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Fund's independent auditors for the fiscal year ending June 30, 1998 (votes for: 21,715,133.932 (97.64%); votes against:
          75,313.04 (0.34%); abstentions: 450,665.004 (2.03%); broker non-votes: 0 (0.00%)).

(iii) the approval of a proposed investment Advisory and Administration Agreement with Aquila Management Corp. (votes for:
          21,397,609.085 (96.20%); votes against: 156,811.171 (0.71%);
          abstentions: 658,871.839 (2.96%); broker non-votes: 27,819.88
          (0.13%)), and

(iv) the approval of a proposed Sub-Advisory Agreement with First Security Investment Management, Inc. (votes for: 21,433,524.965 (96.37%); votes against: 89,968.571 (0.40%); abstentions:
          689,798.559 (3.10%); broker non-votes: 27,819.88 (0.13%)).

* On the record date for the Annual Meeting, the holders of 2,919,276.47 Class A Shares, 4,137.71 Class C Shares, and 4,105.31 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $29,626,538.291. The holders of shares entitled to vote representing a total net asset value of $22,241,122.096 (75.07%) were present in person or by proxy at the meeting.